Right of use assets & lease liabilities - Lease liability (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Right of use assets & lease liabilities
Beginning balance	€ 183.1	€ 245.9	€ 140.4
Additions		27.9	166.1
Financing cash outflows from lease liabilities	(56.7)	(76.8)	(67.5)
Interest expense	3.7	4.6	5.6
Modification of leases		(2.7)
Exchange movements	8.2	(15.8)	1.3
Ending balance	138.3	183.1	245.9
Present value of future minimum lease payments classified as Debt			172.0
Lease liabilities	€ 138.3	€ 183.1	€ 417.9